Fair Value Measurements - Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 279.6		$ 340.1		$ 353.8
Derivatives	1,087.4		2,374.5		2,660.9
Derivatives	1,222.3		1,944.2		1,955.8
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,742.7		5,883.7		5,972.5
U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	593.7		724.2		727.8
Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,057.5	[1]	1,190.0	[1]	917.9	[1]
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,302.5		7,667.0		9,048.1
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,867.6		4,946.4		5,485.4
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	279.6
Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,095.3		5,220.5		5,342.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	4,692.2		8,365.4		5,125.4
Assets held in separate accounts	98,623.3		91,928.5		83,976.1
Total assets	108,704.4		105,802.9		94,763.1
Percentage of Level to total	59.30%		57.50%		55.90%
Total liabilities	4.8		217.6		3.3
Measured at fair value on a recurring basis | Level 1 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,095.3		5,220.5		5,342.1
Measured at fair value on a recurring basis | Level 1 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0	[1]	0	[1]	0	[1]
Measured at fair value on a recurring basis | Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	214.9		264.2		274.6
Measured at fair value on a recurring basis | Level 1 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			0		0
Measured at fair value on a recurring basis | Level 1 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[2]	0	[2]	0	[2]
Measured at fair value on a recurring basis | Level 1 | Stabilizer and MCGs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 1 | Fixed indexed annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0
Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	67,489.6		69,248.9		66,355.0
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	54.1		76.6		161.2
Assets held in separate accounts	5,223.9		5,722.6		4,722.3
Total assets	73,709.7		77,342.8		73,651.8
Percentage of Level to total	40.20%		42.00%		43.40%
Total liabilities	1,301.2		1,843.4		1,850.6
Measured at fair value on a recurring basis | Level 2 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	647.4		663.2		630.4
Measured at fair value on a recurring basis | Level 2 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	593.7		724.2		727.8
Measured at fair value on a recurring basis | Level 2 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,246.5		36,992.5		33,346.4
Measured at fair value on a recurring basis | Level 2 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,097.0	[1]	15,880.3	[1]	14,906.8	[1]
Measured at fair value on a recurring basis | Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,126.1		7,592.9		8,861.5
Measured at fair value on a recurring basis | Level 2 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,867.6		4,946.4		5,485.4
Measured at fair value on a recurring basis | Level 2 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,911.3		2,449.4		2,396.7
Measured at fair value on a recurring basis | Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	7.0		20.1		11.6
Measured at fair value on a recurring basis | Level 2 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			0		0
Measured at fair value on a recurring basis | Level 2 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[2]	0	[2]	0	[2]
Measured at fair value on a recurring basis | Level 2 | Stabilizer and MCGs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Measured at fair value on a recurring basis | Level 2 | Fixed indexed annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0
Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	809.3		817.7		972.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	0		0		0
Assets held in separate accounts	6.4		16.3		16.1
Total assets	947.0		965.4		1,270.3
Percentage of Level to total	0.50%		0.50%		0.70%
Total liabilities	2,756.9		3,624.4		4,037.2
Measured at fair value on a recurring basis | Level 3 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	449.7		524.2		520.6
Measured at fair value on a recurring basis | Level 3 | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	92.0	[1]	104.2	[1]	160.6	[1]
Measured at fair value on a recurring basis | Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	176.4		74.1		186.6
Measured at fair value on a recurring basis | Level 3 | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Measured at fair value on a recurring basis | Level 3 | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	91.2		115.2		104.5
Measured at fair value on a recurring basis | Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	57.7		55.8		67.6
Measured at fair value on a recurring basis | Level 3 | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			1,434.3		1,304.9
Measured at fair value on a recurring basis | Level 3 | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,175.9	[2]	2,035.4	[2]	2,272.2	[2]
Measured at fair value on a recurring basis | Level 3 | Stabilizer and MCGs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	11.0		102.0		221.0
Measured at fair value on a recurring basis | Level 3 | Fixed indexed annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,566.7
Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	73,394.2		75,287.1		72,669.4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	4,746.3		8,442.0		5,286.6
Assets held in separate accounts	103,853.6		97,667.4		88,714.5
Total assets	183,361.1		184,111.1		169,685.2
Percentage of Level to total	100.00%		100.00%		100.00%
Total liabilities	4,062.9		5,685.4		5,891.1
Measured at fair value on a recurring basis | Fair Value | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,742.7		5,883.7		5,972.5
Measured at fair value on a recurring basis | Fair Value | U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	593.7		724.2		727.8
Measured at fair value on a recurring basis | Fair Value | U.S. corporate, state and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,696.2		37,516.7		33,867.0
Measured at fair value on a recurring basis | Fair Value | Foreign securities government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,189.0	[1]	15,984.5	[1]	15,067.4	[1]
Measured at fair value on a recurring basis | Fair Value | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,302.5		7,667.0		9,048.1
Measured at fair value on a recurring basis | Fair Value | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,867.6		4,946.4		5,485.4
Measured at fair value on a recurring basis | Fair Value | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	2,002.5		2,564.6		2,501.2
Measured at fair value on a recurring basis | Fair Value | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	279.6		340.1		353.8
Measured at fair value on a recurring basis | Fair Value | Within annuity products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities			1,434.3		1,304.9
Measured at fair value on a recurring basis | Fair Value | GMAB/GMWB/GMWBL
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,175.9	[2]	2,035.4	[2]	2,272.2	[2]
Measured at fair value on a recurring basis | Fair Value | Stabilizer and MCGs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	11.0		102.0		221.0
Measured at fair value on a recurring basis | Fair Value | Fixed indexed annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,566.7
Interest rate contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	36.9		0		18.1
Derivatives	0		1.6		0
Interest rate contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	853.2		2,196.5		2,383.5
Derivatives	1,088.0		1,559.8		1,561.8
Interest rate contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Interest rate contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	890.1		2,196.5		2,401.6
Derivatives	1,088.0		1,561.4		1,561.8
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	12.4		11.3		12.2
Derivatives	82.1		95.0		134.4
Foreign exchange contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	12.4		11.3		12.2
Derivatives	82.1		95.0		134.4
Equity contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	41.8		24.3		26.8
Derivatives	4.8		216.0		3.3
Equity contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	50.5		55.9		0
Derivatives	40.8		19.1		0
Equity contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	66.8		23.2		42.3
Derivatives	0		0		25.0
Equity contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	159.1		103.4		69.1
Derivatives	45.6		235.1		28.3
Credit contracts | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Credit contracts | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	19.0		10.9		6.0
Derivatives	3.3		0		17.2
Credit contracts | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	6.8		52.4		172.0
Derivatives	3.3		52.7		214.1
Credit contracts | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	25.8		63.3		178.0
Derivatives	6.6		52.7		231.3
Reinsurance agreements | Measured at fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Reinsurance agreements | Measured at fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	87.0		169.5		137.2
Reinsurance agreements | Measured at fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Reinsurance agreements | Measured at fair value on a recurring basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 87.0		$ 169.5		$ 137.2

[1]	Primarily U.S. dollar denominated.
[2]	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").